UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$819,727
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,646,675

		$3,466,402

Education — 22.8%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$123,421
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	683,226
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,432,144
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,409,321
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	114,575
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	656,116
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	369,847
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,133,340
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,126,760
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	599,208

		$7,647,958

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,354,544

		$1,354,544

Escrowed/Prerefunded — 2.0%
Triborough Bridge and Tunnel Authority, Prerefunded to 5/15/18, 5.00%, 11/15/37	$340	$352,233
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	316,688

		$668,921

General Obligations — 9.6%
Long Beach City School District, 4.50%, 5/1/26	$500	$545,185
New York, 5.00%, 2/15/34(1)	1,000	1,127,510
New York City, 5.00%, 8/1/34(1)	1,350	1,554,228

		$3,226,923

Hospital — 9.6%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$851,051
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	146,768
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	194,322
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	529,295
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	259,153
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,063,964

Security	Principal Amount (000’s omitted)	Value
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	$165	$189,572

		$3,234,125

Housing — 11.8%
New York City Housing Development Corp., 3.55%, 11/1/42	$805	$804,171
New York City Housing Development Corp., 4.05%, 11/1/41	330	343,741
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,000	950,520
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	520,775
New York Mortgage Agency, 3.55%, 10/1/33	495	502,578
New York Mortgage Agency, 3.90%, 10/1/36	810	835,596

		$3,957,381

Industrial Development Revenue — 1.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$625,000

		$625,000

Insured-Education — 3.7%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,992
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	372,082
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	589,129

		$1,252,203

Insured-Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$540,575
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	545,110

		$1,085,685

Insured-Escrowed/Prerefunded — 8.9%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$535	$581,802
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	560	612,265
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	958,612
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	187,573
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	192,643
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	213,119
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	223,267

		$2,969,281

Insured-General Obligations — 4.2%
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	$250	$264,253
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	189,934
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	195,282
Oyster Bay, (AGM), 4.00%, 8/1/28	725	774,807

		$1,424,276

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 3.0%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$514,040
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), Prerefunded to 8/15/17, 5.00%, 8/15/36	500	502,415

		$1,016,455

Insured-Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$994,204

		$994,204

Insured-Special Tax Revenue — 4.2%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$570,379
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	594,711
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	235,400

		$1,400,490

Lease Revenue/Certificates of Participation — 5.2%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$1,500	$1,743,690

		$1,743,690

Other Revenue — 10.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$642,169
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	561,250
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,135,033

		$3,338,452

Special Tax Revenue — 18.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$317,755
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	251,369
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,213,320
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	731,796
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,162,402
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	583,302

		$6,259,944

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$20	$23,071
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	58,980
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	55	65,099
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	139,335

		$286,485

Transportation — 19.7%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,224,180
Nassau County Bridge Authority, 5.00%, 10/1/35	350	384,405
Nassau County Bridge Authority, 5.00%, 10/1/40	65	71,368
New York Thruway Authority, 5.00%, 1/1/37	1,170	1,315,583
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	189,288
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	946,657
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,280,581
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	210,476

		$6,622,538

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.3%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38(2)	$1,500	$1,771,440

		$1,771,440

Total Tax-Exempt Investments — 162.0% (identified cost $51,108,000)		$54,346,397

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.2)%		$(1,750,210)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (34.1)%		$(11,435,326)

Other Assets, Less Liabilities — (22.7)%		$(7,617,909)

Net Assets Applicable to Common Shares — 100.0%		$33,542,952

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 18.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 6.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-17	$(2,280,921)	$(2,305,313)	$(24,392)

						$(24,392)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $24,392.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,903,875

Gross unrealized appreciation	$3,710,330
Gross unrealized depreciation	(367,808)

Net unrealized appreciation	$3,342,522

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,346,397	$—	$54,346,397
Total Investments	$—	$54,346,397	$—	$54,346,397

Liability Description
Futures Contracts	$(24,392)	$—	$—	$(24,392)
Total	$(24,392)	$—	$—	$(24,392)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017